PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2024 and the twelve-month period ended December 31, 2023:

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Gross carrying amount
Balance at beginning of period	$22,392	$21,980
Additions (cash and non-cash)	1,603	3,433
Dispositions	(978)	(3,589)
Acquisitions through business combinations (1)	7	236
Foreign currency translation and other	(601)	332
Balance at end of period	$22,423	$22,392
Accumulated depreciation and impairment
Balance at beginning of period	$(6,668)	$(6,087)
Depreciation/depletion/impairment expense	(829)	(2,049)
Dispositions	397	1,568
Foreign currency translation and other	107	(100)
Balance at end of period	$(6,993)	$(6,668)
Net book value (2)	$15,430	$15,724
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(1)See Note 3 for additional information.
(2)Includes right-of-use assets of $1,193 million as at June 30, 2024 (December 31, 2023: $1,296 million)